[LETTERHEAD OF LOCKE LORD BISSELL & LIDDELL LLP]

August 26, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, DC 20549

Re:	Location Based Technologies, Inc.
Registration Statement on Form S-1
Filed August 26, 2011

Ladies and Gentlemen:

On behalf of Location Based Technologies, Inc. (the “Company”), we are filing a registration statement on Form S-1 for registration of shares of the Company’s common stock by certain selling stockholders.

If you have any questions relating to the registration statement, please contact the undersigned at (213) 687-6774 or, in my absence, Chris Husa at (213) 687-6743.  Your assistance in this matter is greatly appreciated.

Sincerely,

LOCKE LORD BISSELL & LIDDELL LLP

/s/ Neal H. Brockmeyer
Neal H. Brockmeyer
NHB:dg

Enclosure

cc:           Mr. David Morse

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